Concentration and Risks	12 Months Ended
Jun. 30, 2024
Concentration and Risks [Abstract]
Concentration and risks
4.	Concentration and risks

Concentration of foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documents in order to effect the remittances. As of June 30, 2023, the Group’s cash and cash equivalents and short-term investments denominated in RMB were RMB625,698, accounting for 67.24% of the Group’s total cash and cash equivalents and short-term investments. As of June 30, 2024, the Group’s cash and cash equivalents, restricted cash and short-term investments denominated in RMB were RMB890,644, accounting for 86.78% of the Group’s total cash and cash equivalents, restricted cash and short-term investments.

Concentration of customers and suppliers

There were no customers accounted for more than 10% of the Group’s total revenues for the years ended June 30, 2022, 2023 and 2024 respectively. There were one and four customers individually accounted for more than 10% of the Group’s net accounts receivable as of June 30, 2023 and 2024, respectively.

	As of June 30,
	2023	2024
Accounts receivables, net
Customer A**	70.4%	21.2%
Customer B	*	24.6%
Customer C	*	23.7%
Customer D	*	10.9%

*	The percentage was below 10% for the period.
**	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB29,116 and RMB4,488 as of June 30, 2023 and 2024, respectively, which were recorded in “amounts due from related parties”, and represents 70.4% and 21.2% of all accounts receivables from third parties and related parties as of June 30, 2023 and 2024, respectively.

There was one supplier, i.e. an advertising and marketing promotion agency, which individually accounted for 10.1% of the Group’s total costs and expenses for the year ended June 30, 2024. There was no supplier which individually accounted for more than 10% of the Group’s total costs and expenses for the years ended June 30, 2022 and 2023.

Credit and concentration risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and short-term investment. As of June 30, 2023, and 2024, substantially all the Group’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in Mainland China and Hong Kong, which management considered to be of high credit quality.